Portfolio of Investments	June 30, 2026 (Unaudited)

PL Growth and Income ETF

Shares		Fair Value ($)
Common Stocks — 76.5%
Communication Services — 9.7%
6,846	Alphabet, Inc., Class A	2,446,555
1,716	Meta Platforms, Inc., Class A	966,606
1,820	Netflix, Inc.(a)	129,948
37,951	Pinterest, Inc., Class A(a)	798,110
1,400	Space Exploration Technologies Corp., Class A(a)	239,204
2,370	T-Mobile US, Inc.	397,520
		4,977,943
Consumer Discretionary — 18.0%
7,899	Amazon.com, Inc.(a)	1,882,648
11,066	Birkenstock Holding PLC(a)	476,170
1,678	Lululemon Athletica, Inc.(a)	191,594
528	McDonald’s Corp.	142,724
1,106	MercadoLibre, Inc.(a)	1,877,313
40,792	Mobileye Global, Inc., Class A(a)	394,867
10,811	New Oriental Education & Technology Group, Inc., ADR	496,333
2,272	Tesla, Inc.(a)	955,603
6,068	Toyota Motor Corp., ADR	1,021,973
46,749	Vipshop Holdings, Ltd., ADR	619,892
29,539	Yum China Holdings, Inc.	1,207,259
		9,266,376
Consumer Staples — 6.6%
1,012	Costco Wholesale Corp.	946,695
9,335	Ingredion, Inc.	884,118
19,352	Keurig Dr. Pepper, Inc.	633,391
8,291	Walmart, Inc.	939,039
		3,403,243
Energy — 1.4%
9,340	Equinor ASA, ADR	293,276
2,823	Exxon Mobil Corp.	385,961
		679,237
Financials — 9.3%
3,644	Allstate Corp. (The)	867,053
816	American Express Co.	276,012
4,382	Bank of America Corp.	249,686
1,403	Berkshire Hathaway, Inc., Class B(a)	702,047
1,137	Charles Schwab Corp. (The)	104,911
20,441	HDFC Bank, Ltd., ADR	527,991
23,282	ING Groep NV, ADR	730,589
1,902	JPMorgan Chase & Co.	622,582
510	Mastercard, Inc., Class A	261,936
1,229	Visa, Inc., Class A	421,658
		4,764,465
Health Care — 3.4%
1,202	AbbVie, Inc.	302,471
636	Eli Lilly & Co.	762,837
1,437	Johnson & Johnson	364,955
748	UnitedHealth Group, Inc.	310,891
		1,741,154
Industrials — 0.9%
247	Caterpillar, Inc.	263,030
580	General Electric Co.	216,763
		479,793
Information Technology — 27.2%
2,277	Accenture PLC, Class A	283,350
916	Advanced Micro Devices, Inc.(a)	532,114
8,831	Apple, Inc.	2,555,338

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

PL Growth and Income ETF

Shares		Fair Value ($)
Common Stocks — 76.5% (continued)
Information Technology — 27.2% (continued)
430	Applied Materials, Inc.	310,890
3,146	Broadcom, Inc.	1,188,402
2,955	Cisco Systems, Inc.	347,094
2,813	Intel Corp.(a)	392,779
679	Lam Research Corp.	294,231
645	Micron Technology, Inc.	744,517
5,048	Microsoft Corp.	1,883,005
5,788	Nice, Ltd., ADR(a)	525,840
16,561	NVIDIA Corp.	3,313,690
1,917	Oracle Corp.	280,936
730	QUALCOMM, Inc.	134,897
1,168	Salesforce, Inc.	182,979
22,602	Wix.com, Ltd.(a)	1,025,452
		13,995,514
Total Common Stocks (Cost $40,571,767)		39,307,725

Exchange-Traded Funds — 23.8%
19,413	Invesco BulletShares 2026 High Yield Corporate Bond ETF	445,625
72,178	Invesco BulletShares 2027 High Yield Corporate Bond ETF	1,612,861
43,410	iShares Broad USD High Yield Corporate Bond ETF	1,607,038
62,577	iShares iBonds 2026 Term Corporate ETF	1,516,241
90,358	iShares iBonds 2026 Term High Yield and Income ETF	2,046,609
45,094	iShares iBonds 2026 Term TIPS ETF	1,176,502
53,208	iShares iBonds 2027 Term High Yield and Income ETF	1,174,833
8,206	Rareview Government Money Market ETF	823,390
8,658	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	793,419
13,772	Vanguard High-Yield Active ETF	1,030,903
Total Exchange-Traded Funds (Cost $12,234,005)		12,227,421

Total Investments — 100.3% (Cost $52,805,772)		51,535,146
Net other assets (liabilities) — (0.3%)		(168,917)
Net Assets — 100.0%		51,366,229

(a)	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipts

TIPS — Treasury Inflation-Protected Security

Written Options Contracts

Exchange-traded options on future contracts written as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Abbvie, Inc.	Call	7	161	2,814	230.00	7/17/26	(15,358)
Accenture PLC	Call	11	159	2,013	145.00	7/24/26	(880)
Accenture PLC	Call	3	44	646	145.00	8/21/26	(720)
Advanced Micro Devices, Inc.	Call	7	329	51,539	470.00	7/31/26	(86,254)
Allstate Corp. (The)	Call	30	720	5,339	240.00	7/17/26	(16,350)
Alphabet, Inc.	Call	30	1,184	11,939	395.00	7/31/26	(13,260)
Alphabet, Inc.	Call	10	345	26,930	345.00	8/21/26	(27,320)
Amazon.com, Inc.	Call	3	84	1,119	280.00	7/17/26	(66)
Amazon.com, Inc.	Call	40	879	68,717	220.00	7/31/26	(95,920)
Amazon.com, Inc.	Call	7	186	2,030	265.00	7/31/26	(2,310)

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

PL Growth and Income ETF

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
American Express Co.	Call	5	185	2,415	370.00	8/21/26	(2,375)
Apple, Inc.	Call	10	280	18,630	280.00	7/17/26	(12,350)
Apple, Inc.	Call	23	713	4,668	310.00	8/7/26	(7,935)
Apple, Inc.	Call	20	620	13,459	310.00	8/21/26	(9,340)
Applied Materials, Inc.	Call	1	53	8,148	530.00	7/31/26	(20,540)
Applied Materials, Inc.	Call	2	112	23,565	560.00	7/31/26	(36,030)
Bank of America Corp.	Call	12	74	540	62.00	7/31/26	(336)
Bank of America Corp.	Call	14	87	784	62.00	8/7/26	(560)
Berkshire Hathaway, Inc.	Call	3	152	877	505.00	7/17/26	(1,380)
Berkshire Hathaway, Inc.	Call	5	270	190	540.00	7/31/26	(250)
Birkenstock Holding PLC	Call	90	382	38,518	42.50	7/17/26	(22,500)
Birkenstock Holding PLC	Call	15	68	3,495	45.00	7/17/26	(1,688)
Broadcom, Inc.	Call	1	37	5,348	370.00	7/17/26	(2,025)
Broadcom, Inc.	Call	3	108	10,944	360.00	7/31/26	(9,750)
Broadcom, Inc.	Call	10	350	43,428	350.00	7/31/26	(36,860)
Broadcom, Inc.	Call	2	92	856	460.00	7/31/26	(500)
Caterpillar, Inc.	Call	1	106	2,358	1,060.00	7/31/26	(5,890)
Caterpillar, Inc.	Call	1	95	12,398	950.00	7/31/26	(13,398)
Charles Schwab Corp. (The)	Call	7	67	1,001	95.00	7/17/26	(700)
Cisco Systems, Inc.	Call	24	262	29,651	109.00	7/31/26	(24,960)
Costco Wholesale Corp.	Call	7	721	4,361	1,030.00	7/31/26	(1,313)
ELI Lilly & Co.	Call	3	353	6,204	1,175.00	7/31/26	(20,760)
ELI Lilly & Co.	Call	2	272	5,946	1,360.00	8/21/26	(5,646)
Equinor ASA	Call	60	216	1,440	36.00	7/17/26	(1,050)
Exxon Mobil Corp.	Call	10	130	12,930	130.00	7/17/26	(7,600)
Exxon Mobil Corp.	Call	7	102	1,680	145.00	8/21/26	(1,967)
General Electric Co.	Call	2	68	7,176	340.00	7/31/26	(7,740)
General Electric Co.	Call	2	79	936	395.00	7/31/26	(1,625)
HDFC Bank, Ltd.	Call	150	525	26,696	35.00	7/17/26	(375)
ING Groep NV	Call	127	381	15,618	30.00	7/17/26	(21,908)
ING Groep NV	Call	10	29	1,480	29.00	7/17/26	(2,600)
Ingredion, Inc.	Call	35	438	14,979	125.00	7/17/26	(3,500)
Ingredion, Inc.	Call	10	120	5,280	120.00	7/17/26	(1,075)
Intel Corp.	Call	15	179	31,844	119.00	7/31/26	(41,100)
Johnson & Johnson	Call	4	88	6,392	220.00	7/17/26	(15,960)
Johnson & Johnson	Call	3	83	774	275.00	8/7/26	(627)
Johnson & Johnson	Call	2	56	486	280.00	8/21/26	(430)
JPMorgan Chase & Co.	Call	4	120	9,052	300.00	7/10/26	(10,930)
JPMorgan Chase & Co.	Call	6	210	2,478	350.00	7/31/26	(1,506)
JPMorgan Chase & Co.	Call	5	175	1,890	350.00	8/7/26	(1,475)
Keurig Dr. Pepper, Inc.	Call	144	446	17,421	31.00	7/17/26	(29,520)
Lam Research Corp.	Call	3	102	15,444	340.00	7/31/26	(31,140)
Lam Research Corp.	Call	1	37	7,488	370.00	8/21/26	(9,283)
Mastercard, Inc.	Call	4	216	1,380	540.00	7/31/26	(2,360)
McDonald’s Corp.	Call	1	31	80	310.00	7/17/26	(8)
McDonald’s Corp.	Call	3	89	729	295.00	7/17/26	(72)
MercadoLibre, Inc.	Call	2	440	51,715	2,200.00	7/17/26	(130)
MercadoLibre, Inc.	Call	6	1,082	12,588	1,805.00	7/31/26	(19,050)
Meta Platforms, Inc.	Call	10	655	7,400	655.00	7/31/26	(5,450)
Micron Technology, Inc.	Call	1	85	18,298	850.00	7/17/26	(32,445)
Micron Technology, Inc.	Call	3	284	51,892	945.00	7/31/26	(76,095)
Microsoft Corp.	Call	7	329	7,511	470.00	7/17/26	(119)
Microsoft Corp.	Call	14	490	29,399	350.00	7/31/26	(45,094)
Microsoft Corp.	Call	7	301	3,101	430.00	7/31/26	(2,660)
Mobileye Global, Inc.	Call	25	28	1,049	11.00	7/17/26	(575)
Mobileye Global, Inc.	Call	332	332	42,488	10.00	8/21/26	(32,536)
Netflix, Inc.	Call	11	99	1,485	90.00	7/17/26	(253)
New Oriental Education & Technology Group, Inc.	Call	30	165	989	55.00	7/17/26	(975)

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

PL Growth and Income ETF

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
New Oriental Education & Technology Group, Inc.	Call	45	248	6,074	55.00	10/16/26	(9,450)
Nice, Ltd.	Call	48	528	76,864	110.00	8/21/26	(11,760)
NVIDIA Corp.	Call	43	945	41,062	220.00	7/17/26	(4,171)
NVIDIA Corp.	Call	40	879	15,319	220.00	7/31/26	(9,880)
NVIDIA Corp.	Call	14	308	5,543	220.00	8/21/26	(6,650)
Oracle Corp.	Call	2	39	1,256	195.00	7/10/26	(28)
Oracle Corp.	Call	5	100	13,665	200.00	7/17/26	(100)
Oracle Corp.	Call	4	72	1,432	180.00	8/21/26	(1,400)
Pinterest, Inc.	Call	294	500	75,844	17.00	8/21/26	(140,237)
QUALCOMM, Inc.	Call	4	92	3,492	230.00	7/17/26	(480)
Space Exploration Technologies Corp.	Call	8	104	22,783	130.00	8/7/26	(34,280)
Tesla, Inc.	Call	10	360	48,228	360.00	7/17/26	(63,580)
Tesla, Inc.	Call	4	144	26,991	360.00	8/21/26	(28,940)
T-Mobile US, Inc.	Call	15	308	2,625	205.00	7/31/26	(750)
Toyota Motor Corp.	Call	40	1,000	47,919	250.00	7/17/26	(4,300)
UnitedHealth Group, Inc.	Call	4	144	18,872	360.00	7/17/26	(24,000)
Visa, Inc.	Call	6	204	1,746	340.00	7/10/26	(4,320)
Visa, Inc.	Call	1	37	358	370.00	8/21/26	(375)
Walmart, Inc.	Call	30	360	11,939	120.00	7/2/26	(90)
Walmart, Inc.	Call	20	242	3,679	121.00	7/31/26	(1,640)
Wix.com, Ltd.	Call	80	580	96,479	72.50	7/17/26	(4,800)
Wix.com, Ltd.	Call	56	336	11,646	60.00	8/21/26	(10,080)
Yum China Holdings, Inc.	Call	240	1,199	83,514	50.00	7/17/26	(600)
(Total Premiums Received $1,439,788)							(1,266,668)

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.